Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

14       Leases

(i)	Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended December 31,
Right-of-use assets	2024	2023
Land, building and improvements	7,465	7,655
Plant and production equipment	1,685	2,246
Vehicles, furniture and fixtures	771	592
	9,921	10,493

Lease liabilities
Current	3,707	3,687
Non-current	7,010	10,294
	10,717	13,981

The evolution of right-of-use assets and lease liabilities during 2024 and 2023 are as follows:

Right-of-use assets	2024	2023
Balances at the beginning of the year	10,493	9,192
Additions	619	5,217
Contract modifications	(2)	(49)
Depreciation of the year	(3,348)	(3,203)
Translation differences and inflation adjustment	2,159	(664)
Balances at the end of the year	9,921	10,493

Lease liabilities	2024	2023
Balances at the beginning of the year	13,981	8,809
New contracts	619	5,336
Lease payments	(4,397)	(3,118)
Contract modifications	(2)	(49)
Leases financial cost	847	446
Translation differences and inflation adjustment	(331)	2,557
Balances at the end of the year	10,717	13,981

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2024	3,966	3,421	1,920	3,057	12,364
At December 31, 2023	3,822	3,883	4,879	4,052	16,636

The amounts disclosed in the table are the contracted undiscounted cash flows.

14       Leases (Cont.)

(ii)	Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended December 31,
	2024	2023	2022
Depreciation charge of right-of-use assets
Land, building and improvements	(2,817)	(2,730)	(3,966)
Plant and production equipment	(219)	(198)	(179)
Vehicles, furniture and fixtures	(312)	(275)	(432)
	(3,348)	(3,203)	(4,577)

Financial expenses (Leases financial cost)	(847)	(446)	(605)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(771)	(865)	(412)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(351)	(326)	(300)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(762)	(1,855)	(1,330)

(iii)	Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passenger traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the Group with such variable lease contracts would increase total lease payments by approximately USD 76.2 as of December 31, 2024 (USD 185.5 and 133.0 as of December 31, 2023 and 2022 respectively).

(iv)	The Group as a lessor

As indicated in Note 2.Q, leases and sub-concession of spaces are classified as operating leases. These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the Group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passenger traffic, correspond, as December 31, 2024, to a 46% of total revenues of leases and sub-concession of spaces (42% and 48% as of December 31, 2023 and 2022 respectively).

14       Leases (Cont.)

(iv)	The group as a lessor (Cont.)

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,
	2024	2023	2022
Within 1 year	105,455	109,314	99,142
Between 1 and 5 years	273,589	266,875	241,115
Later than 5 years	152,681	160,059	136,344
Total	531,725	536,248	476,601